Operating expenses - Disclosure of research and development expenses (Details) - EUR (€) € in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Disclosure of attribution of expenses by nature to their function [line items]
Operating expenses	€ 47,589	€ 40,954	€ 95,783	€ 86,811
Research and development expenses
Disclosure of attribution of expenses by nature to their function [line items]
Sub-contracting, studies and research	30,139	20,207	59,292	47,282
Personnel costs	5,558	4,868	10,627	9,421
Consulting and professional fees	1,867	2,280	5,848	5,489
Intellectual property fees	238	600	476	941
Other research and development expenses	843	952	1,703	1,519
Operating expenses	€ 38,645	€ 28,907	€ 77,946	€ 64,650